Capital Structure, Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 10, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Warrants [Abstract]
Number of warrants outstanding (in shares)		0
Class E Warrants [Member]
Warrants [Abstract]
Shares issued (in shares)		212,233	180,000	0
Gross proceeds from exercise of warrants		$ 845	$ 885
Tender offer price per share (in dollars per share)	$ 0.2
Number of warrants tendered (in shares)	4,038,114
Percentage of warrants tendered	47.00%